UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03741)

Exact name of registrant as specified in charter:	Putnam New York Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam New York Tax Exempt Income Fund

The fund's portfolio
2/28/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FRN — Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
SGI — Syncora Guarantee, Inc.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.9%)(a)
	Rating(RAT)	Principal amount	Value

Guam (0.9%)

Territory of GU, Rev. Bonds (Section 30), Ser. A, 5 5/8s, 12/1/29	BBB+	$3,850,000	$4,030,950

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,000,000	1,029,280

Territory of GU, Dept. of Ed. COP (John F. Kennedy High School), Ser. A, 6 7/8s, 12/1/40	B+	500,000	506,765

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	2,100,000	2,162,202

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5 1/2s, 10/1/40	BBB	1,300,000	1,332,292
5s, 10/1/34	BBB	700,000	688,492

			9,749,981
Indiana (0.7%)

IN State Fin. Auth. VRDN, Ser. A-2, 0.03s, 2/1/37	VMIG1	7,600,000	7,600,000

			7,600,000
Mississippi (0.4%)

Jackson Cnty., VRDN (Chevron USA, Inc.), 0.03s, 6/1/23	P-1	4,700,000	4,700,000

			4,700,000
New Hampshire (0.1%)

NH Hlth. & Ed. Fac. Auth. VRDN (U. Syst. of NH), Ser. B, 0.04s, 7/1/33	VMIG1	1,465,000	1,465,000

			1,465,000
New York (93.0%)

Albany, Cap. Resource Corp. Rev. Bonds (St. Peter's Hosp.), 6 1/4s, 11/15/38	A	4,110,000	4,559,018

Albany, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Albany College of Pharmacy), Ser. A, 5 5/8s, 12/1/34	BBB	700,000	704,186
(St. Peters Hosp.), Ser. E, 5 1/2s, 11/15/27	A	1,000,000	1,056,260
(Albany College of Pharmacy), Ser. A, 5 3/8s, 12/1/24	BBB	1,800,000	1,813,266
(St. Peters Hosp.), Ser. A, 5 1/4s, 11/15/32	A	2,100,000	2,190,300
(St. Peter's Hosp.), Ser. A, 5 1/4s, 11/15/27	A	3,000,000	3,143,190
(Albany Law School), Ser. A, 5s, 7/1/31	BBB	3,000,000	3,057,660

Battery Park, Rev. Bonds, Ser. A, 5s, 11/1/30	Aaa	5,235,000	6,002,817

Brooklyn Arena Local Dev. Corp. Rev. Bonds (Barclays Ctr.), 6 3/8s, 7/15/43	Baa3	2,000,000	2,150,680

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 7/8s, 7/1/40	B/P	715,000	725,267

Build NYC City Resource Corp., Rev. Bonds
(South Bronx Charter School for Intl. Cultures), Ser. A, 5s, 4/15/33	BB+	2,000,000	1,699,480
(Bronx Charter School for Excellence), 5s, 4/1/33	BBB-	500,000	483,860
(YMCA of Greater NY), 5s, 8/1/32	A-	1,740,000	1,827,592

Canton, Cap. Resource Corp., Student Hsg. Fac. Rev. Bonds (Grasse River - SUNY Canton), Ser. A, AGM, 5s, 5/1/40	AA-	1,000,000	1,042,390

Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds (Dunkirk Pwr.), 5 7/8s, 4/1/42	Baa3	4,000,000	4,176,840

Chemung Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Arnot Ogden Med. Ctr.)
5s, 11/1/34	A-	1,300,000	1,300,338
Ser. A, 5s, 11/1/29	A-	3,250,000	3,253,705

Dutchess Cnty., Local Dev. Corp. Rev. Bonds (Anderson Ctr. Svcs., Inc.), 6s, 10/1/30	BB+	3,815,000	3,847,733

Erie Cnty., Indl. Dev. Agcy. School Fac. Rev. Bonds (City School Dist. Buffalo), Ser. A, AGM
5 3/4s, 5/1/28	Aa3	5,000,000	5,635,300
5 3/4s, 5/1/25	Aa3	10,330,000	11,743,144

Essex Cnty., Indl. Dev. Agcy. Rev. Bonds (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21	BBB	1,065,000	1,066,342

Geneva, Dev. Corp. Rev. Bonds (Hobart & William Smith Colleges), 5s, 9/1/32	A	2,000,000	2,168,220

Hempstead Town, Local Dev. Corp. Rev. Bonds
(Molloy College), 5 3/4s, 7/1/39	BBB+	2,500,000	2,675,550
(Adelphi U.), Ser. B, 5 1/4s, 2/1/39	A	1,500,000	1,563,705
(Adelphi U.), Ser. B, 5s, 2/1/34	A	3,000,000	3,117,420
(Hofstra U.), 5s, 7/1/28	A	650,000	705,471

Hempstead, Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Adelphi U.), 5s, 10/1/35	A	1,500,000	1,515,525

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A
5 3/4s, 2/15/47	A2	3,000,000	3,269,970
AMBAC, 5s, 2/15/47	A2	2,500,000	2,531,300

Liberty, Dev. Corp. Rev. Bonds (Goldman Sachs Headquarters), 5 1/2s, 10/1/37	A-	4,010,000	4,525,846

Long Island, Pwr. Auth. Rev. Bonds, Ser. B, 5s, 9/1/25	A-	2,500,000	2,777,225

Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds
Ser. A, 6s, 5/1/33	A-	3,500,000	3,937,395
Ser. C, 5 1/4s, 9/1/29	Baa1	3,600,000	4,151,952
Ser. C, 5s, 9/1/35	A-	2,380,000	2,464,371
Ser. A, AMBAC, 5s, 9/1/29 (Prerefunded 9/1/14)	A-	7,500,000	7,677,675
AGM, zero %, 6/1/28	AA-	2,510,000	1,412,252

Metro. Trans. Auth. Rev. Bonds
Ser. C, 5s, 11/15/41	A+	6,000,000	6,270,600
Ser. D, 5s, 11/15/38	A+	2,500,000	2,631,300
Ser. A, 5s, 11/15/37	A+	15,000,000	15,411,000
Ser. D, 5s, 11/15/29	A+	6,000,000	6,542,460
Ser. D-1, 5s, 11/1/28	A+	2,500,000	2,746,475
Ser. A, NATL, 5s, 11/15/26	A+	5,000,000	5,443,850
Ser. A, 5s, 11/15/22	A+	6,000,000	6,569,100

Metro. Trans. Auth. Dedicated Tax Rev. Bonds
Ser. A, 5 1/2s, 11/15/39	AA	9,000,000	9,760,320
Ser. B, NATL, 5s, 11/15/25	AA	2,600,000	2,866,968
Ser. B, NATL, 5s, 11/15/24	AA	3,000,000	3,310,590

Metro. Trans. Auth. Svc. Contract Rev. Bonds (Trans. Fac.), Ser. O, 5 1/2s, 7/1/17 (Escrowed to maturity)	AA+	15,000,000	17,065,500

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Highland Hosp. Rochester), 5s, 8/1/25	A2	495,000	511,558

Monroe Cnty., Indl. Dev. Corp. Rev. Bonds
(Rochester Gen. Hosp.), Ser. A, 5s, 12/1/37	A-	2,000,000	2,084,680
(U. of Rochester), Ser. B, 5s, 7/1/33	Aa3	2,795,000	3,044,621
(Rochester Gen. Hosp.), Ser. A, 5s, 12/1/32	A-	1,250,000	1,325,250
(U. of Rochester), Ser. B, 5s, 7/1/32	Aa3	3,040,000	3,326,459

Nassau Cnty., Econ. Assistance Corp. Rev. Bonds (South Nassau Cmntys. Hosp.), 5s, 7/1/27	A3	1,255,000	1,334,805

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Inst. of Tech.), Ser. A, 4 3/4s, 3/1/26	BBB+	1,710,000	1,750,236

Nassau Cnty., Local Econ. Assistance Corp. Rev. Bonds
(South Nassau Cmntys. Hosp.), 5s, 7/1/37	A3	500,000	504,710
(Winthrop U. Hosp. Assn.), 5s, 7/1/37	Baa1	1,000,000	1,010,100

Nassau Cnty., Tobacco Settlement Corp. Rev. Bonds, Ser. A-2, 5 1/4s, 6/1/26	B-	6,640,000	5,833,638

Niagara Area Dev. Corp. Rev. Bonds (Niagara U.), Ser. A
5s, 5/1/42	BBB+	1,000,000	1,002,590
5s, 5/1/35	BBB+	1,670,000	1,696,720
5s, 5/1/30	BBB+	2,230,000	2,319,178

Niagara Falls, City School Dist. COP (High School Fac.), AGM
5s, 6/15/28	AA-	1,490,000	1,512,752
5s, 6/15/23	AA-	3,965,000	4,044,459

Niagara, Area Dev. Corp. Solid Waste Disp. Fac. Rev. Bonds (Covanta Holding Corp.), Ser. A, 5 1/4s, 11/1/42	Ba2	2,450,000	2,361,972

NY City, G.O. Bonds
Ser. F-1, 5s, 3/1/37	Aa2	5,000,000	5,374,400
Ser. A-1, 5s, 8/1/32	Aa2	5,000,000	5,437,800
Ser. I, 5s, 8/1/31	Aa2	1,335,000	1,458,341
Ser. C, AGM, 5s, 1/1/23	Aa2	10,000,000	11,045,300
Ser. N, 5s, 8/1/20	Aa2	240,000	255,422
Ser. N, U.S. Govt. Coll., 5s, 8/1/20 (Prerefunded 8/1/15)	Aa2	760,000	811,285
Ser. M, 5s, 4/1/20	Aa2	1,600,000	1,678,480
Ser. M, 5s, 4/1/20 (Prerefunded 4/1/15)	AAA/P	15,000	15,776

NY City, City Muni. Fin. Auth. Rev. Bonds (Wtr. & Swr. Syst.), Ser. A, 4 3/4s, 6/15/30	AAA	5,815,000	6,173,146

NY City, City Transitional Fin. Auth. Rev. Bonds (Bldg. Aid Fiscal 2008), Ser. S-1
5s, 1/15/29	Aa3	5,000,000	5,501,750
5s, 1/15/25	Aa3	3,000,000	3,352,890

NY City, City Transitional Fin. Auth. VRDN (NYC Recovery), Ser. 3
0.03s, 11/1/22	VMIG1	10,785,000	10,785,000
0.03s, 11/1/22	VMIG1	1,535,000	1,535,000

NY City, Cultural Resource Rev. Bonds
(Wildlife Conservation Society), 5s, 8/1/33	Aa3	2,500,000	2,712,650
(Museum of Modern Art), Ser. 1A, 5s, 4/1/31	Aa2	3,500,000	3,866,205

NY City, Cultural Resource VRDN
(Lincoln Ctr.), Ser. A-1, 0.04s, 12/1/35	VMIG1	6,875,000	6,875,000
(Lincoln Ctr. Perform Arts), Ser. A-2, 0.03s, 12/1/35	VMIG1	7,950,000	7,950,000

NY City, Hsg. Dev. Corp. Rev. Bonds
(Multi-Fam. Hsg.), Ser. A-1-A, 5.45s, 11/1/46	Aa2	2,670,000	2,698,436
(Multi-Fam. Hsg.), Ser. H-2-A, 5.35s, 5/1/41	AA	1,200,000	1,220,256
(Multi-Fam. Hsg.), Ser. H-2-A, 5.2s, 11/1/35	AA	1,675,000	1,698,149
Ser. H-2-A, 4.4s, 5/1/31	Aa2	4,000,000	4,078,560

NY City, Indl. Dev. Agcy. Rev. Bonds
(Visy Paper, Inc.), 7.95s, 1/1/28	B/P	2,600,000	2,611,648
(Yankee Stadium - Pilot), AGO, 7s, 3/1/49	AA-	1,000,000	1,158,940
(Queens Baseball Stadium - Pilot), AMBAC, 5s, 1/1/24	Ba1	3,500,000	3,537,345

NY City, Indl. Dev. Agcy. Arpt. Facs. Rev. Bonds (Sr. Trips), Ser. A, 5s, 7/1/28	BBB-	1,500,000	1,510,050

NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(United Jewish Appeal), Ser. A, 5 1/4s, 7/1/23	Aa1	2,545,000	2,578,238
(St. Francis College), 5s, 10/1/34	A-	1,000,000	1,005,060
(Horace Mann School), NATL, 5s, 7/1/28	A	7,000,000	7,003,710

NY City, Indl. Dev. Agcy. Special Fac. FRN (Terminal One Group Assn.), 5 1/2s, 1/1/17	A3	4,500,000	4,846,815

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds (British Airways PLC), 5 1/4s, 12/1/32	BB	2,050,000	1,948,956

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
Ser. EE, 5 1/4s, 6/15/40	AA+	10,000,000	10,756,200
(Second Generation Resolution), Ser. GG-1, 5 1/4s, 6/15/32	AA+	6,000,000	6,626,400
5s, 6/15/46	AA+	2,500,000	2,646,300
Ser. GG, 5s, 6/15/43	AA+	4,760,000	4,993,335
Ser. D, 5s, 6/15/37	AAA	6,000,000	6,176,520
Ser. AA, 5s, 6/15/34	AA+	5,000,000	5,391,250

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. F-1, 5s, 5/1/39	AAA	7,500,000	8,027,925
Ser. A-1, 5s, 11/1/38	AAA	2,500,000	2,711,000
(Future Tax), Ser. D-1, 5s, 11/1/32	AAA	5,000,000	5,485,550
Ser. B-1, 5s, 11/1/30	AAA	3,000,000	3,403,650
Ser. E-1, 5s, 2/1/26	AAA	2,000,000	2,276,600

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds
Ser. S-1, 5s, 7/15/37	Aa3	7,500,000	8,028,150
Ser. S-1, NATL, 5s, 7/15/31	Aa3	10,500,000	11,232,165
Ser. S-5, 5s, 1/15/30	Aa3	3,375,000	3,674,903

NY City, Trust for Cultural Resource Rev. Bonds (Wildlife Conservation Society), Ser. A
5s, 8/1/42	Aa3	1,915,000	2,025,323
5s, 8/1/38	Aa3	1,250,000	1,327,988

NY City, Trust for Cultural Resources Rev. Bonds (Whitney Museum of American Art), 5s, 7/1/31	A	2,000,000	2,130,560

NY Cntys., Tobacco Trust II Rev. Bonds (Tobacco Settlement), 5 3/4s, 6/1/43	Baa2	5,000,000	4,985,450

NY Cntys., Tobacco Trust III Rev. Bonds (Tobacco Settlement), 6s, 6/1/43	A3	1,300,000	1,301,716

NY Cntys., Tobacco Trust IV Rev. Bonds, Ser. A, 5s, 6/1/38	BB	7,250,000	6,023,300

NY Liberty Dev. Corp. Rev. Bonds (Bank of America Tower), Ser. CL1, 5 5/8s, 1/15/46	AA+	2,000,000	2,153,060

NY State Dorm. Auth. Rev. Bonds
(NYU Hosp. Ctr.), Ser. A, 6s, 7/1/40	A3	1,500,000	1,657,215
(State U. Edl. Fac.), Ser. A, AGM, 5 7/8s, 5/15/17	Aa3	8,950,000	10,078,327
(Brooklyn Law School), 5 3/4s, 7/1/33	Baa1	1,000,000	1,057,540
(City U.), Ser. A, 5 3/4s, 7/1/18	Aa3	10,000,000	11,112,900
(City U.), Ser. A, 5 5/8s, 7/1/16	Aa3	9,860,000	10,545,073
(Skidmore College), Ser. A, 5 1/2s, 7/1/41	A1	3,000,000	3,210,270
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40	Aa3	8,500,000	9,953,755
(North Shore Long Island Jewish Group), Ser. A, 5 1/2s, 5/1/37	A3	11,500,000	12,273,720
(Fordham U.), Ser. A, 5 1/2s, 7/1/36	A2	1,800,000	1,968,606
(North Shore Long Island Jewish Group), Ser. E, 5 1/2s, 5/1/33	A3	2,000,000	2,165,500
(NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31	Aa3	3,500,000	4,165,700
(St. Joseph College), 5 1/4s, 7/1/35	Baa3	2,000,000	2,049,540
(Manhattan Marymount), 5 1/4s, 7/1/29	Baa2	2,000,000	2,057,760
(Rochester Inst. of Tech.), Ser. A, AMBAC, 5 1/4s, 7/1/19	A1	4,300,000	5,090,340
(Highland Hosp. Rochester), 5.2s, 7/1/32	A2	1,000,000	1,061,230
(Mount Sinai School of Medicine), 5 1/8s, 7/1/39	A3	15,000,000	15,531,750
(Siena College), 5 1/8s, 7/1/39	A3	6,000,000	6,198,300
(School Dist. Fin. Program), Ser. C, AGO, 5 1/8s, 10/1/36	AA-	3,380,000	3,629,241
(St. Francis College), 5s, 10/1/40	A-	3,000,000	3,127,740
(Mental Hlth.), Ser. E, NATL, 5s, 2/15/35	Aa3	2,510,000	2,550,486
(L I Jewish), Ser. A, 5s, 11/1/34	A3	1,800,000	1,829,394
(Rochester U.), Ser. A, 5s, 7/1/34	Aa3	6,000,000	6,055,140
(St. Francis College), 5s, 10/1/32	A-	2,360,000	2,511,984
(School Dist. Fin. Program), Ser. C, AGO, 5s, 10/1/31	AA-	2,000,000	2,166,420
(Mental Hlth. Svcs. Fac. Impt.), Ser. B, AMBAC, 5s, 2/15/30	AA-	9,665,000	9,920,156
(Montefiore Hosp.), FHA Insd., NATL, 5s, 8/1/29	A	4,000,000	4,111,840
(NYU), Ser. A, NATL, 5s, 7/1/29	Aa3	6,705,000	6,794,042
Ser. A, NATL, 5s, 10/1/25	A1	750,000	827,400
(Cornell U.), Ser. A, 5s, 7/1/22	Aa1	6,395,000	6,916,065
(NY U. Hosp. Ctr.), Ser. A, 5s, 7/1/20	A3	4,000,000	4,383,760

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds
(Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	7,500,000	7,371,675
(NYU Hosp. Ctr.), Ser. B, 5 1/4s, 7/1/24	A3	3,315,000	3,561,006
(Teachers College), 5s, 7/1/42	A1	3,000,000	3,126,240
(Memorial Sloan-Kettering Cancer Ctr.), 5s, 7/1/36	Aa3	1,125,000	1,198,305
(Memorial Sloan-Kettering Ctr.), Ser. A1, 5s, 7/1/36	Aa3	5,690,000	5,899,733
(Teachers College), 5s, 7/1/34	A1	2,750,000	2,952,950
(NY U.), Ser. A, AMBAC, 5s, 7/1/32	Aa3	3,000,000	3,238,560
(U. of Rochester), Ser. A-1, 5s, 7/1/32	Aa3	8,000,000	8,487,520
(Teachers College), Ser. A, 5s, 7/1/31	A1	1,750,000	1,898,540
(The New School), 5s, 7/1/31	A3	5,000,000	5,233,550
(Brooklyn Law School), Ser. A, 5s, 7/1/29	Baa1	1,000,000	1,047,050
(NYU), Ser. B, 5s, 7/1/29	Aa3	6,530,000	7,231,387
(St. John's U.), Ser. A, 5s, 7/1/28	A3	500,000	547,670
(Brooklyn Law School), Ser. A, 5s, 7/1/27	Baa1	1,000,000	1,062,860
(St. John's U.), Ser. A, 5s, 7/1/27	A3	2,250,000	2,474,685
(U. of Rochester), Ser. A-1, 5s, 7/1/27	Aa3	1,900,000	2,044,742
(Brooklyn Law School), Ser. A, 5s, 7/1/26	Baa1	1,000,000	1,071,600
(Columbia U.), Ser. C, 5s, 7/1/26	Aaa	6,980,000	7,716,041
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/26	A3	1,000,000	1,048,210
(Teachers College), Ser. A, 5s, 7/1/26	A1	1,000,000	1,125,110
(St. Johns U.), Ser. A, NATL, 5s, 7/1/23	A	3,935,000	4,327,162
(NYU Hosp. Ctr.), Ser. A, 5s, 7/1/22	A3	1,000,000	1,074,890

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds
(Culinary Inst. of America), 5 1/2s, 7/1/33	Baa2	735,000	776,645
(Rochester Inst. of Tech.), 5s, 7/1/38	A1	2,000,000	2,105,540
(Culinary Inst. of America), 5s, 7/1/34	Baa2	350,000	362,016

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5 3/4s, 3/15/36	AAA	5,000,000	5,709,900
Ser. C, 5s, 3/15/41	AAA	10,000,000	10,557,100
Ser. A, 5s, 3/15/28	AAA	10,000,000	11,194,300
Ser. A, 5s, 3/15/28	AAA	3,325,000	3,687,359

NY State Dorm. Auth. Personal Income Tax Gen. Purpose Rev. Bonds, Ser. D, 5s, 2/15/37	AAA	3,070,000	3,298,746

NY State Dorm. Auth. State Supported Debt Rev. Bonds
(City U.), Ser. B, 5s, 7/1/26	AA-	5,000,000	5,472,400
(State U. Dorm Fac.), Ser. E, 5s, 7/1/23	Aa2	3,000,000	3,331,350

NY State Dorm. Auth. Supported Debt Rev. Bonds (State U. of NY), Ser. A
5s, 7/1/42	Aa2	2,000,000	2,119,940
5s, 7/1/41	Aa2	5,250,000	5,542,583

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	12,400,000	12,437,944

NY State Env. Fac. Corp. Rev. Bonds
(Clean Wtr. and Drinking), Ser. A, 5s, 6/15/34	Aaa	10,000,000	10,964,000
(State Clean Wtr. & Drinking Revolving Fund), Ser. A, 5s, 6/15/29	Aaa	2,500,000	2,776,650
(State Clean Wtr. & Drinking Revolving Fund), Ser. C, 5s, 10/15/26	Aaa	5,000,000	5,486,900
(United Wtr. New Rochelle), Ser. A, 4 7/8s, 9/1/40	A-	5,000,000	5,076,350

NY State Env. Fac. Corp. State Clean Wtr. & Drinking Rev. Bonds
Ser. C, 5s, 10/15/35	Aaa	5,000,000	5,208,250
(NYC Muni. Wtr. Fin.), 5s, 6/15/29	Aaa	8,000,000	8,091,600

NY State Hsg. Fin. Agcy. Rev. Bonds (Affordable Hsg.)
Ser. A, 5s, 11/1/42	Aa2	4,660,000	4,854,974
Ser. B, 4.85s, 11/1/41	Aa2	2,600,000	2,629,380

NY State Liberty Dev. Corp. Rev. Bonds
(7 World Trade Ctr.), Class 3, 5s, 3/15/44	Baa2	1,000,000	1,009,200
(7 World Trade Ctr.), Ser. 2, 5s, 9/15/43	A2	4,000,000	4,133,440
(1 WTC Port Auth. Construction), 5s, 12/15/41	Aa3	10,000,000	10,444,500
(4 World Trade Ctr.), 5s, 11/15/31	A+	2,500,000	2,681,150

NY State Pwr. Auth. Rev. Bonds, Ser. A, 5s, 11/15/38	Aa2	2,000,000	2,167,040

NY State Thruway Auth. Rev. Bonds
Ser. F, AMBAC, 5s, 1/1/30	A2	3,790,000	3,881,832
Ser. F, AMBAC, U.S. Govt. Coll., 5s, 1/1/30 (Prerefunded 1/1/15)	A2	7,950,000	8,265,377
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/28	AA	3,000,000	3,307,080
Ser. H, NATL, 5s, 1/1/28	A2	1,235,000	1,336,986
(Second Generation Hwy. & Bridge Trust Fund), Ser. B, 5s, 4/1/27	AA	4,000,000	4,429,440
(Second Generation Hwy. & Bridge Trust Fund), Ser. A, 5s, 4/1/25	AA	4,000,000	4,370,800

NY State Urban Dev. Corp. Rev. Bonds
Ser. D, 5 5/8s, 1/1/28	AA-	9,500,000	10,494,555
(Clarkson Ctr.), 5 1/2s, 1/1/20	Aa3	1,685,000	1,939,047
(Clarkson Ctr.), 5 1/2s, 1/1/15	Aa3	740,000	753,187
(Syracuse U.), 5 1/2s, 1/1/15	Aa3	445,000	451,969
Ser. B-1, 5s, 3/15/36	AAA	9,000,000	9,677,520
Ser. A-1, 5s, 12/15/28	AAA	5,000,000	5,641,150
Ser. B, 5s, 1/1/27	AA-	7,000,000	7,637,490

Oneida Cnty., Indl. Dev. Agcy. Rev. Bonds (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29	BB-/P	1,000,000	1,000,130

Onodaga Cnty., Trust For Cultural Resources Rev. Bonds (Syracuse U.)
5s, 12/1/36	Aa3	2,000,000	2,130,500
5s, 12/1/31	Aa3	2,000,000	2,192,020

Onondaga Civic Dev. Corp. Rev. Bonds
(Le Moyne College), 5 3/8s, 7/1/40	Baa2	3,900,000	4,037,943
(St. Joseph's Hosp. Hlth. Ctr.), 5s, 7/1/42	Ba2	1,000,000	865,700
(Le Moyne College), 5s, 7/1/32	Baa2	1,635,000	1,694,563

Port Auth. NY & NJ Rev. Bonds, NATL, 4 3/4s, 10/15/28	Aa3	7,000,000	7,232,610

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	3,500,000	3,816,855

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	2,485,000	2,462,188

Rensselaer, City School Dist. COP, SGI
5s, 6/1/21	A-/P	2,010,000	2,036,592
5s, 6/1/20	A-/P	1,150,000	1,172,598
5s, 6/1/19	A-/P	1,345,000	1,381,584
5s, 6/1/18	A-/P	1,180,000	1,223,672

Sales Tax Asset Receivable Corp. Rev. Bonds, Ser. A, NATL, 5s, 10/15/26	AAA	7,000,000	7,185,360

Saratoga Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Saratoga Hosp.), Ser. B
5 1/4s, 12/1/32	A-	1,500,000	1,546,545
5 1/8s, 12/1/27	A-	1,000,000	1,041,820

Schenectady Cnty., Cap. Resource Corp. Rev. Bonds (Union College), 5s, 7/1/32	A1	3,430,000	3,713,490

Seneca Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (NY Chiropractic College), 5s, 10/1/27	BBB	1,995,000	2,045,374

St. Lawrence Cnty., Indl. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5 1/4s, 9/1/33	A3	1,050,000	1,132,289

St. Lawrence Cnty., Indl. Dev. Agcy. Rev. Bonds (Clarkson U.), Ser. A, 5s, 9/1/41	A3	1,750,000	1,799,875

St. Lawrence Cnty., Indl. Dev. Agcy. Civic Dev. Corp. Rev. Bonds (St. Lawrence U.), 5s, 7/1/43	A2	5,195,000	5,420,567

Suffolk Cnty., Econ. Dev. Corp. Rev. Bonds (Peconic Landing Southold), 6s, 12/1/40	BBB-/F	1,225,000	1,318,896

Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds (Nissequogue Cogen. Partners Fac.), 5 1/2s, 1/1/23	BBB-/P	1,860,000	1,860,037

Suffolk Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(Southampton Hosp. Assn.), Ser. B, 7 5/8s, 1/1/30	B-/P	420,000	420,071
(Southampton Hosp. Assn.), Ser. A, 7 1/4s, 1/1/30	B-/P	2,050,000	2,049,816
(Inst. of Tech.), 5s, 3/1/26	BBB+	3,300,000	3,379,101

Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Retirement Rev. Bonds (Jefferson's Ferry)
5s, 11/1/15	BBB-	975,000	1,017,491
4 5/8s, 11/1/16	BBB-	1,000,000	1,049,770

Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. - Jewish Home), Ser. A
7 3/8s, 3/1/31	B/P	2,800,000	2,663,780
7 3/8s, 3/1/21	B/P	620,000	619,157

Syracuse, Indl. Dev. Agcy. Civic Fac. VRDN (Syracuse U. )
Ser. A-2, 0.03s, 12/1/37	VMIG1	11,535,000	11,535,000
Ser. A-1, 0.03s, 7/1/37	VMIG1	6,000,000	6,000,000

Tobacco Settlement Rev. Bonds, Ser. 1, 5s, 6/1/34	B	3,500,000	2,815,820

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5s, 6/1/22	AA-	1,500,000	1,671,390

Tompkins Cnty., Dev. Corp. Rev. Bonds (Ithaca College), AGM, 5 3/8s, 7/1/41	A2	1,000,000	1,059,280

Triborough, Bridge & Tunnel Auth. Rev. Bonds
Ser. A, 5s, 11/15/39	Aa3	3,500,000	3,781,330
Ser. A, 5s, 11/15/36	Aa3	1,000,000	1,079,630
Ser. C, 5s, 11/15/29	Aa3	5,000,000	5,569,050
Ser. A, 5s, 11/15/23 (Prerefunded 11/15/16)	Aa3	1,000,000	1,126,030
(Gen. Cabs), Ser. B, zero %, 11/15/32	Aa3	3,900,000	1,707,576
Ser. A, zero %, 11/15/30	A1	7,000,000	3,339,980

Troy, Cap. Res. Corp. Rev. Bonds (Rensselaer Polytechnic), Ser. A, 5 1/8s, 9/1/40	A3	5,000,000	5,157,100

Westchester Cnty., Hlth. Care Corp. Rev. Bonds, Ser. C-2, 6 1/8s, 11/1/37	A3	3,385,000	3,780,537

Westchester Cnty., Indl Dev. Agcy. Civic Fac. Rev. Bonds (Guiding Eyes for the Blind), 5 3/8s, 8/1/24	BBB+	905,000	921,996

Westchester, Tobacco Asset Securitization Corp. Rev. Bonds, 5 1/8s, 6/1/38	BBB	5,060,000	4,515,443

Yonkers, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
(St. John's Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31	B+	2,000,000	1,999,960
(Sarah Lawrence College), Ser. A, 6s, 6/1/41	BBB	2,500,000	2,680,325

			981,654,300
Puerto Rico (3.0%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds, 5 1/2s, 5/15/39	Ba1	3,750,000	3,390,675

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A, 6s, 7/1/38	BB+	4,345,000	3,288,774

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. A, 5s, 7/1/42	BBB	2,500,000	1,603,150

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA
NATL, 5 1/2s, 7/1/20	A	365,000	354,922
NATL, U.S. Govt. Coll., 5 1/2s, 7/1/20 (Escrowed to maturity)	Baa1	635,000	784,625
NATL, 5 1/2s, 7/1/19	A	540,000	527,801
NATL, U.S. Govt. Coll., 5 1/2s, 7/1/19 (Escrowed to maturity)	Baa1	2,460,000	3,008,014
5s, 7/1/35	BB+	2,105,000	1,467,732

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds FRN, Ser. AA-2, 5.3s, 7/1/35	Ba1	1,750,000	1,273,580

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.)
Ser. M, Cmnwlth. of PR Gtd., 6 1/4s, 7/1/23	BB+	3,425,000	2,853,744
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/20	BB+	2,250,000	1,905,165

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 1/2s, 8/1/37	A+	1,050,000	844,337
Ser. C, 5 1/4s, 8/1/41	A+	5,050,000	3,872,896
Ser. C, 5 1/4s, 8/1/40	AA-	2,250,000	1,887,188
Ser. A, AMBAC, zero %, 8/1/47	AA-	20,000,000	2,212,800
Ser. A, NATL, zero %, 8/1/43	AA-	8,000,000	1,152,080
Ser. A, zero %, 8/1/30	A+	4,250,000	1,137,130

			31,564,613
Virgin Islands (0.8%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	3,000,000	3,019,530
Ser. A-1, 5s, 10/1/39	Baa2	3,325,000	3,259,032
Ser. A, 5s, 10/1/25	Baa2	2,000,000	2,115,714

			8,394,276

Total municipal bonds and notes (cost $1,008,173,385)			$1,045,128,170

UNITIZED TRUST (0.2%)(a)
		Shares	Value

CMS Liquidating Trust 144A(NON)		600	$2,071,200

Total unitized trust (cost $1,816,443)			$2,071,200

TOTAL INVESTMENTS

Total investments (cost $1,009,989,828)(b)			$1,047,199,370

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,056,842,764.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,010,631,557, resulting in gross unrealized appreciation and depreciation of $51,607,202 and $15,039,389, respectively, or net unrealized appreciation of $36,567,813.
(NON)	Non-income-producing security.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	20.3%
	Tax bonds	13.6
	State debt	12.1
	Utilities	12.0
	Healthcare	10.0
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,045,128,170	$—
Unitized Trust	—	2,071,200	—

Totals by level	$—	$1,047,199,370	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New York Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014